NON-CONTROLLING INTEREST (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
NON-CONTROLLING INTEREST
Paid-in capital	¥ 502,139,970	$ 72,791,843	¥ 496,038,696
Accumulated other comprehensive loss	20,971,162	3,040,048	11,307,461
Total non-controlling interests	(7,743,241)	(1,122,484)	(7,746,968)
Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital	6,656,000	964,875	6,656,000	$ 993,771
Unappropriated retained earnings (deficit)	(288,538)	(41,826)	(292,265)	(43,635)
Accumulated other comprehensive loss	(30,703)	(4,451)	(30,703)	(4,584)
Total non-controlling interests	(7,743,241)	(1,122,484)	(7,746,968)	(1,156,656)
Valuation increase shared by minority shareholders	34,790,000	5,043,272	34,790,000	5,194,303
Capital contribution receivable due from non-controlling Interest	(48,870,000)	$ (7,084,354)	(48,870,000)	$ (7,296,511)
BHD | Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital	1,651,000		1,651,000
Unappropriated retained earnings (deficit)	3,477,493		3,477,493
Accumulated other comprehensive loss	(18,850)		(18,850)
Total non-controlling interests	5,109,643		5,109,643
Nanjing Recon | Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital	200,000		200,000
Unappropriated retained earnings (deficit)	4,184,740		3,616,001
Accumulated other comprehensive loss	(11,853)		(11,853)
Total non-controlling interests	4,372,887		3,804,148
Gan Su BHD | Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital	4,805,000		4,805,000
Unappropriated retained earnings (deficit)	(5,512,944)		(4,972,129)
Accumulated other comprehensive loss	0
Total non-controlling interests	(707,944)		(167,129)
Valuation increase shared by minority shareholders	0
Capital contribution receivable due from non-controlling Interest	0
Qinghai BHD | Non-controlling Interest
NON-CONTROLLING INTEREST
Paid-in capital	0
Unappropriated retained earnings (deficit)	(1,541,330)		(1,520,225)
Accumulated other comprehensive loss	0
Total non-controlling interests	(1,541,330)		(1,520,225)
Valuation increase shared by minority shareholders	0
Capital contribution receivable due from non-controlling Interest	0
FGS | Non-controlling Interest
NON-CONTROLLING INTEREST
Unappropriated retained earnings (deficit)	(896,497)		(893,405)
Total non-controlling interests	(14,976,497)		(14,973,405)
Valuation increase shared by minority shareholders	34,790,000		34,790,000
Capital contribution receivable due from non-controlling Interest	¥ (48,870,000)		¥ (48,870,000)